Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of antidilutive due to the net loss
	Three Months Ended June 30, 2021	Three Months Ended June 30, 2020	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Equivalent common shares
Stock options	736,593	486,101	736,593	486,101
Warrants	95,056	—	95,056	—
RRD note conversion	—	43,909	—	43,909

	Year Ended December 31, 2020	Year Ended December 31, 2019
Equivalent common shares
Stock options	486,101	236,458
Warrants	5,056	—
RRD note conversion	49,897	26,746